CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)	Treasury Stock
Balance, shares at Dec. 31, 2023		6,246,118
Balance, amount at Dec. 31, 2023	$ 9,188,729	$ 12,492	$ 11,583,235	$ (2,049,891)	$ (357,107)
Stock-based compensation	230,500	$ 0	230,500	0	0
Treasury stock purchases, shares		(91,394)
Treasury stock purchases, amount	(142,794)	$ (183)		0	(142,611)
Net loss	(2,311,208)	$ 0	0	(2,311,208)	0
Balance, shares at Dec. 29, 2024		6,154,724
Balance, amount at Dec. 29, 2024	6,965,227	$ 12,309	11,813,735	(4,361,099)	(499,718)
Stock-based compensation	141,000	0	141,000	0	0
Net loss	(687,839)	$ 0	0	(687,839)	0
Balance, shares at Dec. 28, 2025		6,154,724
Balance, amount at Dec. 28, 2025	$ 6,418,388	$ 12,309	$ 11,954,735	$ (5,048,938)	$ (499,718)